Changes in accounting standards	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Changes in accounting standards [Text Block]
Note 4: Changes in accounting standards

Application of new and revised accounting standards:

The Company has adopted the following amended accounting standards and policies effective January 1, 2023. There was no impact to the Company's financial statements for the year ended December 31, 2023 upon adoption.

Amendments to IAS 1 - Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements - Disclosure of Accounting Policies

The Company has adopted the amendments to IAS 1 in the current year. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term 'significant accounting policies' with 'material accounting policy information'. Accounting policy information is material if, when considered together with other information included in an entity's financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

There was no impact to the Company's financial statements for the year ended December 31, 2023 upon adoption.

Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors - Definition of Accounting Estimates

The amendments introduce a definition of 'accounting estimates' and clarify the difference between changes in accounting policies and changes in accounting estimates.

There was no impact to the Company's financial statements for the year ended December 31, 2023 upon adoption.

Amendments to IAS 12 - Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Company has adopted the amendments to IAS 12 in the current year. The amendments narrow the scope of the initial recognition exemption ("IRE") so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.

There was no impact to the Company's financial statements for the year ended December 31, 2023 upon adoption.

Amendments to IAS 12 - Income Taxes International Tax Reform - Pillar Two

The Company has adopted the amendments to IAS 12 in the current year. The IASB amends the scope of IAS 12 to clarify that the Standard applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including tax law that implements qualified domestic minimum top-up taxes described in those rules.

The amendments introduce a temporary exception to the accounting requirements for deferred taxes in IAS 12, so that an entity would neither recognise nor disclose information about deferred tax assets and liabilities related to Pillar Two income taxes.

There was no impact to the Company's financial statements for the year ended December 31, 2023 upon adoption.

New and amended standards not yet effective:

The following new and amended standards, which are not yet effective, have not been applied by the Company in these financial statements.

Amendments to IAS 1 Presentation of Financial Statements - Classification of Liabilities as Current or Non-current

The amendments to IAS 1 published in January 2020 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of 'settlement' to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are applied retrospectively for annual periods beginning on or after 1 January 2024, with early application permitted.

Management does not expect the adoption of these amendments would have a material impact to the Company's financial statements.

Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures - Supplier Finance Arrangements

The amendments add a disclosure objective to IAS 7 stating that an entity is required to disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity's liabilities and cash flows. In addition, IFRS 7 was amended to add supplier finance arrangements as an example within the requirements to disclose information about an entity's exposure to concentration of liquidity risk.

Management does not expect the adoption of these amendments would have a material impact to the Company's financial statements.

Amendment to IFRS 16 Leases - Lease Liability in a Sale and Leaseback

The amendments to IFRS 16 add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. The amendments require the seller-lessee to determine 'lease payments' or 'revised lease payments' such that the seller-lessee does not recognise a gain or loss that relates to the right of use retained by the seller-lessee, after the commencement date.

The amendments are effective for annual reporting periods beginning on or after 1 January 2024. Earlier application is permitted.

Management does not expect the adoption of these amendments would have a material impact to the Company's financial statements.